UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
October 18, 2010

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                79
                                              -----------
Form 13F Information Table Value Total:       $   493,634
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 09/30/10








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
3M Company	COM   88579Y101 3,784  43,645SH SOLE		       43,645
Alliance Res.	COM   01877r108	3,215  55,109SH	SOLE		       55,109
Altria Group    COM   02209S103 5,945 247,525SH SOLE                  247,525
Amerigroup Corp.COM   03073T102	1,104  26,000SH SOLE                   26,000
Amsurg Corp.	COM   03232P405	  706  40,400SH SOLE		       40,400
Anadarko Pete	COM   032511107   790  13,865SH SOLE		       13,865
AT&T		COM   00206R102 5,451 190,614SH SOLE		      190,614
Barclays ETN	COM   06740C527	2,161 125,000SH SOLE                  125,000
Boardwalk Pipe.	COM   096627104 2,510  76,885SH SOLE		       76,885
Buckeye Partner COM   118230101 2,726  42,934SH SOLE                   42,934
CBL & Assoc PPt	COM   124830100   945  72,406SH SOLE                   72,406
Chevron Corp	COM   166764100 9,046 111,622SH SOLE	              111,622
ConocoPhillips  COM   20825C104 8,760 152,540SH SOLE                  152,540
Cooper Tire Rub COM   216831107   716  36,500SH SOLE                   36,500
Coventry Health COM   222862104   904  42,000SH SOLE                   42,000
Direxion Lg Cap COM   25459W854 5,787 466,000SH SOLE                  466,000
Direxion RlEst. COM   25459W334	1,945  82,000SH SOLE		       82,000
Eagle Rock Wts. COM   26985R120   210 200,000SH SOLE                  200,000
Eagle Rock      COM   26985r104 3,736 612,619SH SOLE                  612,619
Enbridge Energy COM   29250r106 1,976  35,340SH SOLE                   35,340
Enerplus Res	COM   29274D604	1,115  43,338SH SOLE		       43,338
Energy Transfer COM   29273R109 1,743  36,122SH SOLE                   36,122
Enterprise Prod COM   293792107 2,490  62,770SH SOLE                   62,770
Excelon  	COM   30161N101 4,823 113,276SH SOLE                  113,276
Exxon Mobil 	COM   30231G102 5,417  87,674SH SOLE                   87,674
Freeport McM.	COM   35671D857 11,619 136,078SH SOLE                 136,078
Frontier Oil    COM   35914P105   670  50,000SH SOLE                   50,000
FUQI Int'l      COM   36102A207   877 135,000SH SOLE                  135,000
Gamestop	COM   36467w109	  887  45,017SH SOLE                   45,017
General Elec	COM   369604103	2,834 174,429SH SOLE		      174,429
General Cable	COM   369300108   813  30,000SH SOLE                   30,000
Genoptix	COM   37243V100   525  37,000SH SOLE                   37,000
GlaxoSmithKlin  COM   37733W105 3,283  83,078SH SOLE                   83,078
Heinz		COM   423074103 1,845  38,966SH SOLE		       38,966
Hershey Co.	COM   427866108	6,419 134,882SH SOLE		      134,882
Home Depot	COM   437076102	4,617 145,741SH SOLE		      145,741
Intel Corp.     COM   458140100 6,070 316,186SH SOLE                  316,186
Ishares TR Dow  COM   464287739 2,115  40,000SH SOLE                   40,000
Johnson & John	COM   478160104 3,953  63,807SH SOLE                   63,807
Kimberly Clark  COM   494368103 3,325  51,115SH	SOLE                   51,115
Kinder Morgan   COM   494550106 2,402  35,068SH SOLE                   35,068
Kraft Foods 	COM   50075N104 5,003 162,131SH SOLE		      162,131
Lilly Eli & CO  COM   532457108 4,987 136,528SH SOLE                  136,528
Magellan Mid.   COM   559080106 2,346  45,598SH SOLE                   45,598
Merck & Co.	COM   589331107 6,437 174,886SH SOLE                  174,886
Mesa Royalty TR COM   590660106 1,190  25,741SH SOLE                   25,741
Mirant Corp.	COM   60467R100   697  70,000SH SOLE                   70,000
Neutral Tandem  COM   64128B108   896  75,000SH SOLE                   75,000
Nicor Inc.	COM   654086107	5,072 110,706SH SOLE		      110,706
Norfolk SOuth   COM   655844108 7,782 130,772SH SOLE                  130,772
Nustar          COM   67058h102 3,292  53,339SH SOLE                   53,339
Nutri System    COM   67069D108   962  50,000SH SOLE                   50,000
Occidental Pet.	COM   674599105	240,819 3,075,600SH SOLE            3,075,600
Olin Corp	COM   680665205 9,103 451,585SH SOLE                  451,585
Patterson UTI   COM   703481101   911  53,350SH SOLE                   53,350
Penn VA         COM   707884102 1,528  62,006SH SOLE                   62,006
Penn West Ener. COM   707885109 1,950  97,167SH SOLE                   97,167
Pfizer		COM   717081103 5,793 337,407SH SOLE                  337,407
Philip Morris	COM   718172109	6,016 107,401SH SOLE		      107,401
Pioneer Drillin COM   723655106	  547  85,890SH SOLE                   85,890
Plains All Amer COM   726503105 2,415  38,392SH SOLE                   38,392
Proshares TR    COM   74347x856 4,602 169,910SH SOLE                  169,910
Santarus Inc.	COM   802817304   632 210,000SH SOLE                  210,000
Fin. Sector SPDRCOM   81369Y605 3,735 260,381SH SOLE                  260,381
Smith & Wesson  COM   831756101   676 190,000SH SOLE                  190,000
Suncor Energy   COM   867229106   537  16,500SH SOLE                   16,500
Sunoco Logist.  COM   86764L108 2,528  32,154SH SOLE                   32,154
Sun Cmntys Inc. COM   866674104 6,140 200,000SH SOLE                  200,000
Sysco Corp	COM   871829107 6,300 220,932SH SOLE                  220,932
T C Pipelines   COM   87233q108 2,541  54,658SH SOLE                   54,658
Total System SvcCOM   891906109   762  50,000SH SOLE                   50,000
Universal Corp	COM   913456109 3,049  76,070SH SOLE                   76,070
Universal ForestCOM   913543104   555  19,000SH SOLE                   19,000
Valero Energy   COM   91913Y100 4,662 266,279SH SOLE                  266,279
Verizon Comm	COM   92343V104 6,757 207,355SH SOLE                  207,355
Viropharma Inc. COM   928241108 1,751 117,470SH SOLE                  117,470
Wal-Mart 	COM   931142103	6,033 112,729SH SOLE		      112,729
Western Refin.  COM   959319104   796 152,000SH SOLE                  152,000
Weyerhaeuser	COM   962166104	3,539 224,615SH SOLE		      224,615





REPORT SUMMARY:   79        493,634